                                             JOHN B. TOWERS
                                             COUNSEL
                                             Metropolitan Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116-3700

VIA EDGAR TRANSMISSION

May 3, 2006

Securities Exchange Commission
100 F Street, N.E.
Washington, DC   20549

RE:      The Travelers Insurance Company ("TIC")
         The Travelers Life and Annuity Company ("TLAC")
         Registration Statements on Form N-4
         Filings Pursuant to Rule 497(j) of The Securities Act of 1933
         -------------------------------------------------------------

Commissioners:

         In accordance with Rule 497(j) under the Securities Act of 1933, the Registrants shown on the attached Appendix hereby certify that:

         1. For each Registration Statement shown on the Appendix, the form of Prospectuses and Statements of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

         2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

         You may direct any questions regarding this filing to the undersigned at (617) 578-3514.

Very truly yours,

/s/ John B. Towers
John B. Towers
Counsel
Metropolitan Life Insurance Company

Attachment


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                                    APPENDIX
                     REGISTRANTS AND REGISTRATION STATEMENTS
     CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES ACT OF 1933

---------------------------------------------------------------------------------------------------------------
Registrant                                     Registration          1940 Act           Depositor        Form
                                               Statement             Number
---------------------------------------------------------------------------------------------------------------
Travelers Fund BD III for Variable Annuities   333-65942             811-08223          TIC              N-4
---------------------------------------------------------------------------------------------------------------
Travelers Fund BD IV for Variable Annuities    333-65946             811-07465          TLAC             N-4
---------------------------------------------------------------------------------------------------------------